Performance B.4.2. Pension and other long-term employee benefit plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($) year
Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period	5 years
Termination Plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 60	$ 66
Estimate of contributions expected to be paid to plan in future years	$ 111	$ 87
Weighted average duration of defined benefit obligation | year	7	7
Bottom of range | Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period, additional bonus	5 years
Top of range | Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period, additional bonus	40 years